Share-based Compensation - Schedule of Omnibus Incentive Plan (Details) - Restricted Stock Units And Performance Shares - Omnibus Incentive Plan - $ / shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Awards
Outstanding, beginning of period (in shares)	0
Granted (in shares)	1,941,165
Cancelled and forfeited (in shares)	(11,105)
Outstanding, ending of period (in shares)	1,879,276	0
Weighted Average Grant Date Fair Value Per RSU
Outstanding (in dollars per share)	$ 68.13	$ 0
Granted (in dollars per share)	68.14
Vested (in dollars per share)	71.03
Cancelled and forfeited (in dollars per share)	$ 57.01